Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Unconsolidated Affiliates [Abstract]
Company's Beneficial Ownership in Affiliates Accounted for Under Equity Method
20. Unconsolidated Affiliates

The Company's beneficial ownership in affiliates accounted for under the equity method follows:

	December 31,
	2012	2011	2010

SM-Sistemas Modulares Ltda. (Brazil)	50%	50%	50%
ABC Sistemas E Modulos Ltda. (Brazil)	33%	33%	33%
CSG TRW Chassis Systems Co., Ltd. (China)	50%	50%	50%
Shanghai TRW Automotive Safety Systems Company Ltd. (China)	50%	50%	50%
Shin-Han (Beijing) Automobile Parts System Co., Ltd (China)	30%	30%	30%
Fuji Valve (Guangdong) Co., Ltd. (China)	25%	25%	25%
TH Braking Company S.A.S. (France)	50%	50%	50%
Rane TRW Steering Systems Limited (India)	50%	50%	50%
Brakes India Limited (India)	49%	49%	49%
TRW Sun Steering Wheels Private Limited (India)	49%	49%	49%
Shin Han Valve Industrial Company, Ltd. (South Korea)	25%	25%	25%
Componentes Venezolanos de Direccion, S.A. (Venezuela)	40%	40%	40%

Summarized Aggregate Financial Information of Company's Affiliates Accounted for Under Equity Method
Summarized aggregate financial information from the balance sheets and statements of operations of the Company's affiliates accounted for under the equity method follows:

	Years Ended and as of December 31,
	2012	2011	2010

	(Dollars in millions)
Statements of Earnings
Sales	$1,358	$1,391	$1,200
Gross profit	369	385	325
Earnings from continuing operations	86	77	74
Net earnings	86	77	74
Balance Sheets
Current assets	$610	$576	$530
Noncurrent assets	271	266	265
Current liabilities	375	373	345
Noncurrent liabilities	276	292	287